Guarantees	12 Months Ended
Dec. 31, 2017
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Guarantees
Note 25	Guarantees

General guarantees are not recognized in the consolidated statements of financial position but are disclosed.

Accounting Policies

General guarantees are not recognized in the consolidated statements of financial position but are disclosed and include:

•	contracts or indemnifications that contingently require the guarantor to make payments based on changes in an underlying;

•	contracts that contingently require payments to a guaranteed party based on another entity’s failure to perform under an agreement; and

•	an indirect guarantee of the indebtedness of another party.

A financial guarantee contract requires the issuer to make payments to reimburse the holder for a loss it incurs because a debtor fails to make payment when due. A financial guarantee contract is recognized as a financial instrument in the consolidated statements of financial position when the company becomes party to the contract.

Supporting Information

The company provides indemnifications, which are often standard contractual terms, to counterparties in transactions such as purchase and sale contracts, service agreements, director/officer contracts and leasing transactions. Indemnification agreements:

•	may require the company to compensate counterparties for costs incurred as a result of various events, including environmental liabilities and changes in (or in the interpretation of) laws and regulations, or as a result of litigation claims or statutory sanctions that may be suffered by a counterparty as a consequence of the transaction;

•	will vary based upon the contract, the nature of which prevents the company from making a reasonable estimate of the maximum potential amount that it could be required to pay to counterparties; and

•	have not historically required the company to make any significant payments and no amounts have been accrued in the accompanying consolidated financial statements (except for accruals relating to the underlying potential liabilities).

Various debt obligations (such as overdrafts, lines of credit with counterparties for derivatives and back-to-back loan arrangements) and other commitments (such as railcar leases) related to certain subsidiaries and investees have been directly guaranteed by the company under certain agreements with third parties. It would be required to perform on these guarantees in the event of default by the guaranteed parties. No material loss is anticipated by reason of such agreements and guarantees.

As at December 31, 2017, the maximum potential amount of future (undiscounted) payments under significant guarantees provided to third parties approximated $534. It is unlikely these guarantees will be drawn upon and, since the maximum potential amount of future payments does not consider the possibility of recovery under recourse or collateral provisions, this amount is not indicative of future cash requirements or the company’s expected losses from these arrangements. Upon closing of the Merger, as described in Note 32, Nutrien’s portion of the Canpotex allocation was 63.82 percent.

As at December 31, 2017, no subsidiary balances subject to guarantees were outstanding in connection with the company’s cash management facilities, and it had no liabilities recorded for other guarantee obligations.

The company has guaranteed the gypsum stack capping, closure and post-closure obligations of PCS Phosphate in White Springs, Florida and PCS Nitrogen in Geismar, Louisiana, respectively, pursuant to the financial assurance regulatory requirements in those states. In addition to the foregoing guarantees associated with US mining operations, the company has guaranteed the performance of certain remediation obligations of PCS Joint Venture at the Lakeland, Florida and Moultrie, Georgia sites.

The environmental regulations of the Province of Saskatchewan require each potash mine to have decommissioning and reclamation plans, and financial assurances for these plans, approved by the responsible provincial minister. The next scheduled review of the decommissioning and reclamation plans is to be completed by June 30, 2021. With respect to the financial assurances for these plans, the Minister of the Environment for Saskatchewan (“MOE”) approved the increase of the previously established CDN $3 trust fund to CDN $25 to be funded by the company in equal annual payments from 2014 through 2021. As at December 31, 2017, the total balance in the trust fund was CDN $15.

The company has met its financial assurance responsibilities as at December 31, 2017. Costs associated with the retirement of long-lived tangible assets have been accrued in the accompanying consolidated financial statements to the extent that a legal or constructive liability to retire such assets exists.

During the period, the company entered into various other commercial letters of credit in the normal course of operations. As at December 31, 2017, $43 of letters of credit were outstanding.

The company expects that it will be able to satisfy all applicable credit support requirements without disrupting normal business operations.